Net Loss Per Share (Tables)	12 Months Ended
Apr. 30, 2024
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders	The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:
	Year ended April 30
	2022	2023	2024
	JPY	JPY	JPY	US$
	(in thousands, except share and per share data)
Common Stock
Numerator:
Net loss attributable to stockholders	¥(1,109,468)	¥(1,965,491)	¥(1,974,536)	$(12,534)
Denominator:
Weighted average shares outstanding used to compute net loss per share, basic and diluted	6,000,000	6,771,025	14,359,123	14,359,123
Basic and diluted	¥(184.91)	¥(290.28)	¥(137.51)	$(0.87)

Schedule of Dilutive Securities have been Excluded from the Calculation of Diluted Net Loss Per Share	The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect.
	As of April 30,
	2022	2023	2024
Options and warrants	1,243,200	1,276,800	1,099,400
Series B convertible preferred stock	2,212,800	—	—
Series BB convertible preferred stock	242,400	—	—
Series A convertible preferred stock	2,760,000	—	—
Series AA convertible preferred stock	666,600	—	—